Reserves - Schedule of Movement in Capital Contribution Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 4,591	$ 3,452
Interest forgiveness on convertible notes and shareholder loan	0	1,517
Derecognition upon consummation of the Capital Reorganization	(4,591)	0
Deferred tax impact	0	(378)
As of June 30	$ 0	$ 4,591